Note 16 (Tables)	6 Months Ended
Jun. 30, 2023
Tangible Assets [Abstract]
Tangible Assets Breakdown By Type Of Asset [Table Text Block]
The breakdown of the balance and changes of this heading in the condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets. Breakdown by type (Millions of Euros)
	June 2023	December 2022
Property, plant and equipment	8,613	8,441
For own use	8,080	7,911
Land and buildings	6,434	6,255
Work in progress	168	93
Furniture, fixtures and vehicles	6,140	5,833
Right to use assets	1,989	1,871
Accumulated depreciation	(6,455)	(5,920)
Impairment	(197)	(220)
Leased out under an operating lease	533	530
Assets leased out under an operating lease	578	582
Accumulated depreciation	(45)	(52)
Investment property	279	296
Building rental	227	242
Other	1	2
Right to use assets	232	213
Accumulated depreciation	(106)	(94)
Impairment	(76)	(67)
Total	8,892	8,737